Structured entities - Total assets of consolidated structured entities by entity type (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of information about consolidated structured entities [line items]
Total assets	£ 702,970	£ 716,646	[1]	£ 596,027
Total
Disclosure of information about consolidated structured entities [line items]
Total assets	7,659	8,115
Conduits
Disclosure of information about consolidated structured entities [line items]
Total assets	2,809	3,479
Securitisations
Disclosure of information about consolidated structured entities [line items]
Total assets	180	192
HSBC managed funds
Disclosure of information about consolidated structured entities [line items]
Total assets	4,272	3,981
Other
Disclosure of information about consolidated structured entities [line items]
Total assets	£ 398	£ 463

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.